Share-based payment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT

15. SHARE-BASED PAYMENT

The share options, non-vested shares and non-vested share units may be vested only upon and after the occurrence of initial public offering, sale or transfer of all or substantially all of the business, operations or assets of the Company or its subsidiaries, taken as a whole, to a third party, or such other sale or transfer of ordinary shares in the Company as determined, in each case, by the Company pursuant to legal documents and other obligations binding upon it. As of June 30, 2021, it was not considered probable that the above performance condition would be achieved and accordingly no compensation expense was recorded.

Share options

Share options activity for the six months ended June 30, 2020 and 2021 was as follows:

Share options	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(US$)
Outstanding as of January 1, 2020	47,277	$881.97	$343.83	7.1
Forfeited	(4,462)	366.00	285.11
Outstanding as of March 31, 2020	42,815	$935.74	$349.95	7.0
Outstanding as of June 30, 2020	42,815	$935.74	$349.95	6.8
Expected to vest and exercisable as of June 30, 2020	42,815	$935.74	$349.95	6.8

Outstanding as of January 1, 2021	216,706	991.99	468.60	9.0
Forfeited	(5,700)	1005.85	475.71
Outstanding as of March 31, 2021	211,006	$991.62	$468.41	8.7
Forfeited	(800)	1005.85	475.71
Outstanding as of June 30, 2021	210,206	$991.57	$468.38	8.5
Expected to vest and exercisable as of June 30, 2021	210,206	$991.57	$468.38	8.5

Non-vested share

No non-vested shares activity occurred for the six months ended June 30, 2021. The non-vested shares activity for the six months ended June 30, 2020 was as follows:

	Number of non-vested shares	Weighted average grant date fair value per share
		(US$)
Outstanding as of January 1, 2020	20,523	$182.13
Transfer to non-vested share units	(20,523)	$182.13
Outstanding as of March 31, 2020	—	$—
Outstanding as of June 30, 2020	—	$—

Non-vested share units

The non-vested shares units will be settled in the form of cash payments. Most of them will be settled at price per unit equal to the fair market value on initial vesting date, and others will be settled at price per unit equal to the lesser of the fair market value on initial vesting date or the value of $1,005.85.

	Number of non-vested shares	Weighted average grant date fair value per share
		(US$)
Outstanding as of January 1, 2020	123,575	$143.89
Forfeited	(446)	$227.24
Transfer from non-vested shares	20,523	$182.13
Outstanding as of March 31, 2020	143,652	$149.10
Outstanding as of June 30, 2020	143,652	$149.10

Outstanding as of January 1, 2021	143,652	$149.10
Forfeited	—	$—
Outstanding as of June 30, 2021	143,652	$149.10

Subsequent to the completion of the merger between Microvast and Tuscan Holdings Corp., the options granted under Microvast’s stock incentive plan were converted into options to purchase common stock of the combined company at exchange ratio of 160.3 with three-year vesting period starting from the first anniversary of the closing. And the non-vested share units granted under Microvast’s stock incentive plan will be settled in cash at price per unit determined by the fair value market of the common stock of the combined company, with three-year vesting period starting from the first anniversary of the closing. The Company is in the process of assessing the accounting impact.

Series B2 Preferred subscribed by employees

On October 30, 2015, the Company issued 79,107 Series B2 Preferred to certain employees of the Company. The Series B2 Preferred were issued for cash consideration of $366.00 per share and all the Series B2 Preferred were fully paid on the date of issuance. The Series B2 Award shall vest with respect to one-fourth of the total number of the Series B2 Award immediately upon the occurrence of a qualified IPO or initial vesting date, and on each of the first, second and third anniversaries of the initial vesting date; provided that through each applicable vesting date, the holder of the Series B2 Award remains employed with the Group.

As of December 31, 2020 and June 30, 2021, 53,319 shares were legally issued and outstanding and the Company recorded a deposit liability of $21,792 at the per share price equal to the original Series B2 Preferred subscription price.

Subsequent to the completion of the merger between Microvast and Tuscan Holdings Corp., the Series B2 Award were converted into options to purchase common stock of the combined company at exchange ratio of 160.3, with three-year vesting period starting from the first anniversary of the closing. The Company is in the process of assessing the accounting impact.

18. SHARE-BASED PAYMENT

In 2012, the Company adopted a Share Incentive Plan. The plan permits the grant of options to purchase ordinary shares, share appreciation rights, non-vested shares and non-vested share units. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the share incentive plan is seventeen percent of the total issued and outstanding company shares on a fully-diluted basis.

The share options, non-vested shares and non-vested share units granted to the Company’s employees or nonemployees shall vest and become non-forfeitable with respect to one-third of the total number of the non-vested share and non-vested share units immediately upon the occurrence of certain performance conditions (the “Initial Vesting Date”), and on each of the first and second anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the employee or nonemployee is employed.

The share options, non-vested shares and non-vested share units may be vested only upon and after the occurrence of initial public offering, sale or transfer of all or substantially all of the business, operations or assets of the Company or its subsidiaries, taken as a whole, to a third party, or such other sale or transfer of ordinary shares in the Company as determined, in each case, by the Company pursuant to legal documents and other obligations binding upon it. As of December 31, 2018, 2019 and 2020, it was not considered probable that the above performance condition would be achieved and accordingly no compensation expense was recorded.

Share options

Share options activity for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 was as follows:

Share options	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(US$)
Outstanding as of January 1, 2018	56,362	$892.24	$350.52	9.1
Granted	1,000	1,005.85	$225.30
Forfeited	(2,400)	1,005.85	$387.63
Outstanding as of December 31, 2018	54,962	$889.35	$346.63	8.1
Forfeited	(7,685)	934.82	$363.82
Outstanding as of December 31, 2019	47,277	$881.97	$343.83	7.1
Granted	176,890	1,005.85	$495.95
Forfeited	(7,461)	623.31	$326.36
Outstanding as of December 31, 2020	216,706	991.99	468.60	9.0
Expected to vest and exercisable as of December 31, 2020	216,706	$991.99	$468.60	9.0

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates were as follows:

Grant date	For the years ended December 31, 2018
Risk-free interest rate(1)	3.55%
Expected dividend yield(2)	0.0%
Volatility(3)	51.7%
Exercise multiple(4)	2.2
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$515.40
Grant date	For the years ended December 31, 2020
Risk-free interest rate(1)	1.54% ~ 1.61%
Expected dividend yield(2)	0.0%
Volatility(3)	50.2% ~ 51.8%
Exercise multiple(4)	2.2 ~ 2.8
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$976.98 ~ $1,316.40

____________

(1)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(2)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(3)      Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)      Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(5)      Life of options

Life of options was extracted from option agreements.

(6)      Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser.

Non-vested share

The non-vested shares activity for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 was as follows:

	Number of non-vested shares	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	43,723	$139.80
Forfeited	(8,923)	$102.35
Outstanding as of December 31, 2018	34,800	$149.40
Transfer to non-vested share units	(14,277)	$102.35
Outstanding as of December 31, 2019	20,523	$182.13
Transfer to non-vested share units	(20,523)	$182.13
Outstanding as of December 31, 2020	—	$—

Non-vested share units

The non-vested shares units will be settled in the form of cash payments. Most of them will be settled at price per unit equal to the fair market value on Initial Vesting Date, and others will be settled at price per unit equal to the lesser of the fair market value on Initial Vesting Date or the value of $1,005.85.

	Number of non-vested share units	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	120,007	$155.55
Forfeited	(5,890)	$188.84
Outstanding as of December 31, 2018	114,117	$153.83
Forfeited	(4,819)	$255.99
Transfer from non-vested shares	14,277	$102.35
Outstanding as of December 31, 2019	123,575	$143.89
Forfeited	(446)	$227.24
Transfer from non-vested shares	20,523	$182.13
Outstanding as of December 31, 2020	143,652	$149.10

As of December 31, 2018, 2019 and 2020, the IPO vesting condition was not met and no share-based compensation expenses for share options, non-vested shares or non-vested share units were recorded.

Series B2 Preferred subscribed by employees

On October 30, 2015, the Company issued 79,107 Series B2 Preferred to certain employees of the Company. The Series B2 Preferred were issued for cash consideration of $366.00 per share and all the Series B2 Preferred were fully paid on the date of issuance. See Note 17 for the rights of the Series B2 Preferred. The Series B2 Award shall vest with respect to one-fourth of the total number of the Series B2 Award immediately upon the occurrence of a qualified IPO or Initial Vesting Date, and on each of the first, second and third anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the holder of the Series B2 Award remains employed with the Group.

If a holder of the Series B2 Award terminates employment before the vesting of the Series B2 Award, the Company could choose to repurchase the Series B2 Preferred (and any ordinary shares into which such Series B2 Preferred have been converted) for a per share price equal to the lower of the original Series B2 Preferred subscription price or 70% of the fair market value of such Series B2 Preferred. According to the terms in the Amended and Restated Shareholders Agreement, the Company has the rights (the “Call Option”), but not the obligation to do so, however the Company believes that it is likely that the Company would exercise the Call Option if the holder of the Series B2 Award terminates the employment relationship with the Company before the Series B2 Awards are vested. After the Series B2 Awards vested and in any event the potion of the ordinary shares vested are not listed in any stock exchange, the Company is obligated to repurchase the ordinary shares at fair value (the “Repurchase Obligation”).

Due to the Company’s Call Option, the Company has in substance granted to the holder of the Award a stock option (the “Stock Option”) with a maximum value of $366.00. The Series B2 Preferred agreement permits employees to exercise the Stock Option in exchange for cash before the requisite service is provided (e.g., before the award is vested under its original terms); however, such arrangements provide that the Company will subsequently repurchase such shares at the subscription price if the employee leaves the Company before the vesting conditions are satisfied. The proceeds received is recognized as a deposit liability and will be transferred to mezzanine equity when such shares vested. In the year 2017, 10,644 shares of Series B2 Preferred after split were repurchased at fair value of $7,974. As of December 31, 2018, 2019 and 2020, 53,319 shares after split were legally issued and outstanding. The Company recorded a deposit liability of $21,792 at the per share price equal to the original Series B2 Preferred subscription price as of December 31, 2018, 2019 and 2020.